Long-term Debt and Line of Credit, Principal Repayments of Long-term Debt (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2020
Long-term Debt, Principal Repayment [Abstract]
Long-term debt, gross	$ 76,926			$ 119,685
Less: Unamortized portion of capitalized debt issuance costs	(1,013)			$ (2,470)
OneWater LLC [Member]
Long-term Debt, Principal Repayment [Abstract]
2020	11,124
2021	7,075
2022	58,204
2023	356
2024	157
Thereafter	10
Long-term debt, gross	76,926	$ 42,973
Less: Unamortized portion of capitalized debt issuance costs	(1,013)	(1,129)
Long-term debt, net	75,913
Debt issuance costs, capitalized loan costs	200	700
Debt issuance costs, accumulated amortization	700	400
Debt issuance costs, amortization	$ 300	$ 200	$ 200